Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Property, plant and equipment

D.3. Property, plant and equipment

Property, plant and equipment (including assets held under finance leases) comprise:

(€ million)	Land	Buildings	Machinery and equipment	Fixtures, fittings and other	Property, plant and equipment in process	Total
Gross value at January 1, 2016	336	6,732	9,742	2,347	1,952	21,109

Acquisitions and other increases	—	9	48	51	1,232	1,340
Disposals and other decreases	(10)	(111)	(350)	(104)	(37)	(612)
Currency translation differences	1	81	36	(1)	15	132
Transfers(a)	—	247	558	128	(1,025)	(92)

Gross value at December 31, 2016	327	6,958	10,034	2,421	2,137	21,877

Changes in scope of consolidation	22	23	11	6	7	69
Acquisitions and other increases	—	10	63	54	1,267	1,394
Disposals and other decreases	(10)	(124)	(261)	(125)	(111)	(631)
Currency translation differences	(21)	(326)	(278)	(75)	(84)	(784)
Transfers(a)	—	227	576	169	(919)	53

Gross value at December 31, 2017	318	6,768	10,145	2,450	2,297	21,978

Changes in scope of consolidation	—	6	11	4	1	22
Acquisitions and other increases	—	22	48	71	1,318	1,459
Disposals and other decreases	(23)	(227)	(272)	(127)	(20)	(669)
Currency translation differences	—	57	26	17	11	111
Transfers(a)	(12)	257	510	164	(1,123)	(204)

Gross value at December 31, 2018	283	6,883	10,468	2,579	2,484	22,697

Accumulated depreciation & impairment at January 1, 2016	(11)	(3,132)	(6,216)	(1,641)	(166)	(11,166)

Depreciation expense	—	(356)	(595)	(190)	—	(1,141)
Impairment losses, net of reversals	(3)	(31)	(17)	(30)	(78)	(159)
Disposals and other decreases	3	107	348	100	33	591
Currency translation differences	—	(37)	(16)	(2)	(2)	(57)
Transfers(a)	4	22	16	6	26	74

Accumulated depreciation & impairment at December 31, 2016	(7)	(3,427)	(6,480)	(1,757)	(187)	(11,858)

Depreciation expense	—	(329)	(595)	(197)	—	(1,121)
Impairment losses, net of reversals	(11)	(45)	(177)	(6)	(15)	(254)
Disposals and other decreases	—	94	239	117	107	557
Currency translation differences	1	140	147	53	2	343
Transfers(a)	(3)	(45)	(19)	(14)	15	(66)

Accumulated depreciation & impairment at December 31, 2017	(20)	(3,612)	(6,885)	(1,804)	(78)	(12,399)

Depreciation expense	—	(351)	(595)	(191)	—	(1,137)
Impairment losses, net of reversals	(8)	(24)	(40)	(11)	(12)	(95)
Disposals and other decreases	8	170	235	110	3	526
Currency translation differences	—	(29)	(15)	(14)	—	(58)
Transfers(a)	1	50	70	(4)	—	117

Accumulated depreciation & impairment at December 31, 2018	(19)	(3,796)	(7,230)	(1,914)	(87)	(13,046)

Carrying amount at December 31, 2016	320	3,531	3,554	664	1,950	10,019
Carrying amount at December 31, 2017	298	3,156	3,260	646	2,219	9,579

Carrying amount at December 31, 2018	264	3,087	3,238	665	2,397	9,651

(a)	This line also includes the effect of the reclassification of assets to Assets held for sale or exchange.

The table below sets forth acquisitions and capitalized interest by operating segment for the years ended December 31, 2018, 2017 and 2016:

(€ million)	2018	2017	2016
Acquisitions	1,459	1,394	1,340
Pharmaceuticals	1,014	1,005	1,069
Industrial facilities	769	741	769
Research sites	14	138	164
Other	231	126	136
Vaccines	440	379	271
Consumer Healthcare(a)	5	10	—
Capitalized interest	21	20	17

(a)	Consumer Healthcare was not identified as an operating segment in 2016, and acquisitions for CHC during that year are included within the Pharmaceuticals segment (See Note D.35.).

Off balance sheet commitments relating to property, plant and equipment as of December 31, 2018, 2017 and 2016 are set forth below:

(€ million)	2018	2017	2016
Firm orders of property, plant and equipment	535	508	545
Property, plant and equipment pledged as security for liabilities	123	128	241

Impairment tests of property, plant and equipment conducted using the method described in Note B.6. resulted in the recognition of the following impairment losses in each of the last three financial periods:

(€ million)	2018	2017	2016
Net impairment losses	94	254	159
of which tangible assets related to Dengue vaccine	—	87	—

The table below shows amounts for items of property, plant and equipment held under finance leases:

(€ million)	2018	2017	2016
Land	—	4	3
Buildings	73	102	102
Other property, plant and equipment	14	9	8

Total gross value	87	115	113

Accumulated depreciation and impairment	(64)	(87)	(79)

Carrying amount	23	28	34

Future minimum lease payments due under finance leases are shown in the table below:

(€ million)	2018	2017	2016
Future minimum lease payments due under finance leases	25	39	66
of which interest	3	7	13

As of December 31, 2018, the payment schedule is as follows:

		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Finance lease obligations
• principal	22	4	6	7	5
• interest	3	1	1	1	—

Total	25	5	7	8	5